Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill

		Other intangible assets
Cost	Goodwill	Software licenses	Exploration rights	Total
As of January 1, 2017	—	5,042	—	5,042

Additions	—	240	—	240

As of December 31, 2017	—	5,282	—	5,282

Additions	—	13	—	13

As of April 3, 2018	—	5,295	—	5,295

Additions	—	1,805	29,681	31,486
Additions from business combinations (Note 31)	28,484	75	—	75
Accumulated depreciation from business combination of PELSA to arrive to net book value	—	(4,459)	—	(4,459)

As of December 31, 2018	28,484	2,716	29,681	32,397

Additions	—	4,225	—	4,225
Disposals	—	—	(278)	(278)

As of December 31, 2019	28,484	6,941	29,403	36,344

Accumulated amortization
As of January 1, 2017	—	(3,506)	—	(3,506)

Amortization charge for the year	—	(755)	—	(755)

As of December 31, 2017	—	(4,261)	—	(4,261)

Amortization charge for the period	—	(198)	—	(198)

As of April 3, 2018	—	(4,459)	—	(4,459)

Reversal of accumulated depreciation from business combination of PELSA	—	4,459	—	4,459
Amortization charge for the period	—	(797)	—	(797)

As of December 31, 2018	—	(797)	—	(797)

Amortization charge for the period	—	(1,518)	—	(1,518)

As of December 31, 2019	—	(2,315)	—	(2,315)

Net book value
As of December 31, 2019	28,484	4,626	29,403	34,029

As of December 31, 2018	28,484	1,919	29,681	31,600

As of December 31, 2017	—	1,021	—	1,021